As filed with the Securities and Exchange Commission on June 22, 2018
Securities Act File No. 333-224977

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

Voya Variable Portfolios, Inc.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investment Management

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV, Class I, and Class S shares of Voya Index Plus LargeCap Portfolio

VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
(800) 992-0180
July 6, 2018
Dear Shareholder:
On behalf of the Board of Trustees (the “Board”) of Voya Multi-Manager Large Cap Core Portfolio (“Large Cap Core Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Large Cap Core Portfolio. The Special Meeting is scheduled for 1:00 p.m., local time, on August 7, 2018, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. At the Special Meeting shareholders of Large Cap Core Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of Large Cap Core Portfolio with and into Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap Portfolio”) (together with Large Cap Core Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.
Shares of Large Cap Core Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction, by your insurance company through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Index Plus LargeCap Portfolio instead of shares of Large Cap Core Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level risk.
Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.
Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than August 6, 2018.
We appreciate your participation and prompt response in this matter and thank you for your continued support.
Sincerely,
Dina Santoro
President

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
OF
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
(800) 992-0180
Scheduled for August 7, 2018
To the Shareholders:
NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of Voya Multi-Manager Large Cap Core Portfolio (“Large Cap Core Portfolio”) is scheduled for 1:00 p.m., local time, on August 7, 2018 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.
At the Special Meeting, Large Cap Core Portfolio’s shareholders will be asked:
1.	To approve an Agreement and Plan of Reorganization by and between Large Cap Core Portfolio and Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap Portfolio”), providing for the reorganization of Large Cap Core Portfolio with and into Index Plus LargeCap Portfolio (the “Reorganization”); and
2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.
Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.
The Board of Trustees of Large Cap Core Portfolio recommends that you vote “FOR” the Reorganization.
Shareholders of record as of the close of business on May 17, 2018 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot or Voting Instruction Card by August 6, 2018 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to Large Cap Core Portfolio or by voting in person at the Special Meeting.
By Order of the Board of Trustees
Huey P. Falgout, Jr.
Secretary
July 6, 2018

PROXY STATEMENT/PROSPECTUS
July 6, 2018

Special Meeting of Shareholders
of Voya Multi-Manager Large Cap Core Portfolio
Scheduled for August 7, 2018

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
Voya Multi-Manager Large Cap Core Portfolio	Voya Index Plus LargeCap Portfolio
(A series of Voya Investors Trust)	(A series of Voya Variable Portfolios, Inc.)
7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034	7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
(800) 992-0180	(800) 992-0180
(each an open-end management investment company)
Important Notice Regarding the Availability of Proxy Materials
for the Shareholder Meeting to be Held on August 7, 2018
This Proxy Statement/Prospectus and Notice of Special Meeting are available at:www.proxyvote.com/voya
The Proxy Statement/Prospectus explains concisely what you should know before voting on the matter described herein or investing in Voya Index Plus LargeCap Portfolio. Please read it carefully and keep it for future reference.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION
To obtain more information about Voya Multi-Manager Large Cap Core Portfolio (“Large Cap Core Portfolio”) and Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap Portfolio,” and together with Large Cap Core Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.
By Phone:	(800) 992-0180
By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
By Internet:	www.voyainvestments.com/vp/literature
The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:
1.	The Statement of Additional Information dated July 6, 2018 relating to this Proxy Statement/Prospectus (File No. 333-224977);
2.	The Prospectus and Statement of Additional Information dated May 1, 2018 for Large Cap Core Portfolio (File No. 811-05629); and
3.	The Prospectus and Statement of Additional Information dated May 1, 2018 for Index Plus LargeCap Portfolio (File No. 811-07651).
The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.
You also may view or obtain these documents from the SEC:
In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549(202) 551-8090
By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549(Duplication Fee Required)
By Email:	publicinfo@sec.gov (Duplication Fee Required)
By Internet:	www.sec.gov
When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file number for the document listed above as (1) is 333-224977.The file numbers for the documents listed above as (2) and (3) are 811-05629 and 811-07651, respectively.

INTRODUCTION
What is happening?
On March 15, 2018, the Boards of Directors/Trustees (the “Board”) of Voya Multi-Manager Large Cap Core Portfolio (“Large Cap Core Portfolio”) and Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap Portfolio,” together with Large Cap Core Portfolio, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Large Cap Core Portfolio with and into Index Plus LargeCap Portfolio (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of Large Cap Core Portfolio, and if approved, is expected to be effective on August 24, 2018, or such other date as the parties may agree (the “Closing Date”).
Why did you send me this booklet?
Shares of Large Cap Core Portfolio have been purchased or acquired by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company (“Participating Insurance Company”) through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).
This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for Large Cap Core Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.
The Separate Accounts and Qualified Plans or their trustees, as record owners of Large Cap Core Portfolio shares are, in most cases, the “shareholders” of record of Large Cap Core Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the shareholder of record (e.g., the Separate Accounts or Qualified Plans) but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.
Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Index Plus LargeCap Portfolio, this Proxy Statement also serves as a prospectus for Index Plus LargeCap Portfolio. Index Plus LargeCap Portfolio is an open-end management investment company that seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level risk, as described more fully below.
Who is eligible to vote?
Shareholders of record holding an investment in shares of Large Cap Core Portfolio as of the close of business on May 17, 2018 (the “Record Date”) are eligible to vote at the special meeting of shareholders (the “Special Meeting”) or any adjournments or postponements thereof.
How do I vote?
You may submit your Proxy Ballot or Voting Instruction Card in one of four ways:
•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.
•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.
•	By Mail. Mark the enclosed Proxy Ballot or Voting Instruction Card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot or Voting Instruction Card.
•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.
To be certain your vote will be counted, a properly executed Proxy Ballot or Voting Instruction Card must be received no later than 5:00 p.m., local time, on August 6, 2018.
When and where will the Special Meeting be held?
The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on August 7, 2018, at 1:00 p.m., local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

SUMMARY OF THE PROPOSED REORGANIZATION
You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Index Plus LargeCap Portfolio, please consult Appendix B and Index Plus LargeCap Portfolio’s Prospectus dated May 1, 2018.
On March 15, 2018, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:
•	the transfer of all of the assets of Large Cap Core Portfolio to Index Plus LargeCap Portfolio in exchange for shares of beneficial interest of Index Plus LargeCap Portfolio;
•	the assumption by Index Plus LargeCap Portfolio of all the liabilities of Large Cap Core Portfolio;
•	the distribution of shares of Index Plus LargeCap Portfolio to the shareholders of Large Cap Core Portfolio; and
•	the complete liquidation of Large Cap Core Portfolio.
If shareholders of Large Cap Core Portfolio approve the Reorganization, each owner of Class ADV, Class I, or Class S shares of Large Cap Core Portfolio would become a shareholder of the corresponding share class of Index Plus LargeCap Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Large Cap Core Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of Index Plus LargeCap Portfolio having an aggregate value equal to the aggregate value of the shares of Large Cap Core Portfolio held by that shareholder as of the close of business on the Closing Date.
In considering whether to approve the Reorganization, you should note that:
•	The Portfolios have similar investment objectives and principal investment strategies. Both Portfolios primarily invest in the securities of large-capitalization companies.
•	Voya Investments, LLC (“Voya Investments” or the “Adviser”) serves as the investment advisor to each Portfolio. Columbia Management Investment Advisers, LLC and The London Company of Virginia, LLC d/b/a The London Company serve as the sub-advisers to Large Cap Core Portfolio. Voya Investment Management Co. LLC serves as the sub-adviser to Index Plus LargeCap Portfolio.
•	Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).
•	The shareholders of Large Cap Core Portfolio are expected to benefit from a reduction in gross expenses as shareholders of Index Plus LargeCap Portfolio. In addition, shareholders of Large Cap Core Portfolio are expected to benefit from an expense limitation agreement between the Adviser and Index Plus LargeCap Portfolio, which contractually obligates the Adviser to limit total net expenses of Index Plus LargeCap Portfolio through May 1, 2020 at a rate that is lower than the current net expenses of Large Cap Core Portfolio.
•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.
•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Large Cap Core Portfolio nor its shareholders, nor Index Plus LargeCap Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the Reorganization.

APPROVAL OF THE REORGANIZATION
What is the proposed Reorganization?
Shareholders of Large Cap Core Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of Large Cap Core Portfolio with and into Index Plus LargeCap Portfolio. If the Reorganization is approved, shareholders of Large Cap Core Portfolio will become shareholders of Index Plus LargeCap Portfolio as of the Closing.
Why is a Reorganization proposed?
As the result of asset outflows, the Adviser believes that Large Cap Core Portfolio has limited prospects for future sales and long-term viability. Consequently, at the March 2018 meeting of the Board, the Adviser proposed, and the Board approved, the Reorganization of Large Cap Core Portfolio into Index Plus LargeCap Portfolio. In support of its proposal, the Adviser noted that, in its view, the Reorganization would provide shareholders of Large Cap Core Portfolio with the potential for improved performance and an immediate benefit through lower gross and net expenses.
How do the Investment Objectives compare?
Each Portfolio’s investment objective is described in the chart below.
	Large Cap Core Portfolio	Index Plus LargeCap Portfolio
Investment Objective	The Portfolio seeks reasonable income and capital growth.	The Portfolio seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.
How do the Annual Portfolio Operating Expenses compare?
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Index Plus LargeCap Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2017. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. If these fees or expenses were included in the table, the Portfolios’ expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
The advisory agreement between the Adviser and Large Cap Core Portfolio provides for a “bundled fee” arrangement under which the Adviser provides (in addition to the advisory services) custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services in return for a single management fee. The advisory agreement between the Adviser and Index Plus LargeCap Portfolio provides for an advisory fee for which the Adviser provides advisory and administrative services only. Other services are provided to Index Plus LargeCap Portfolio under separate agreements at additional expense. Both Portfolios are responsible for distribution or shareholder servicing plan payments, interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

		Large Cap Core Portfolio	Index Plus LargeCap Portfolio[1]	Index Plus LargeCap Portfolio Pro Forma[1]
Class ADV
Management Fees	%	0.73	0.45	0.45
Distribution and/or Shareholder Services (12b-1) Fees	%	0.60	0.50	0.50
Other Expenses	%	None	0.03[3]	0.03[3]
Total Annual Portfolio Operating Expenses	%	1.33	0.98	0.98
Waivers and Reimbursements	%	(0.01)[2]	None[4]	None[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.32	0.98	0.98
Class I
Management Fees	%	0.73	0.45	0.45
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	None	0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.73	0.48	0.48
Waivers and Reimbursements	%	(0.01)[2]	None[4]	None[4]

		Large Cap Core Portfolio	Index Plus LargeCap Portfolio[1]	Index Plus LargeCap Portfolio Pro Forma[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.72	0.48	0.48
Class S
Management Fees	%	0.73	0.45	0.45
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	None	0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.98	0.73	0.73
Waivers and Reimbursements	%	(0.01)[2]	None[4]	None[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.97	0.73	0.73
1.	Expense information has been restated to reflect current contractual rates.
2.	The Adviser is contractually obligated to waive a portion of the management fee through May 1, 2020. The management fee waiver is an estimated 0.01%. Termination or modification of this obligation requires approval by the Board.
3.	Based on Class I shares’ expenses adjusted for contractual differences in fees paid by Class ADV.
4.	The Adviser is contractually obligated to limit expenses to 1.05%, 0.55%, and 0.80% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2020. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Board.
Expense Example
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Large Cap Core Portfolio				Index Plus LargeCap Portfolio				Index Plus LargeCap Portfolio Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	$134	420	728	1,601	100	312	542	1,201	100	312	542	1,201
Class I	$74	232	405	906	49	154	269	604	49	154	269	604
Class S	$99	311	541	1,200	75	233	406	906	75	233	406	906
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
How do the Principal Investment Strategies compare?
Each Portfolio’s principal investment strategies are described in more detail in the table below. Both Portfolios primarily invest in the securities of large-capitalization companies. With respect to Large Cap Core Portfolio, the Adviser allocates the Portfolio’s assets to different sub-advisers and may directly manage a portion of the Portfolio. One sub-adviser to Large Cap Core Portfolio utilizes a contrarian approach, while the other seeks to invest in securities of well-established, profitable business having stable cash flows and/or significantly undervalued assets at significant discounts to their intrinsic values. In contrast, the sub-adviser to Index Plus LargeCap Portfolio attempts to achieve the Portfolio’s objective by overweighting those stocks it believes will outperform the S&P 500® Index and underweighting those stocks it believes will underperform the S&P 500® Index, utilizing both internally developed quantitative computer models and fundamental research. Index Plus Large Cap does not invest in credit default swaps or foreign securities as part of its principal investment strategy and does not focus its investments in any one industry.
Large Cap Core Portfolio	Index Plus LargeCap Portfolio
Investment Strategies	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For this Portfolio, large-capitalization companies are companies with market capitalizations which fall within the range of companies in the S&P 500® Index (“Index”) at the time of purchase. The	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
The Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the United States and selected by S&P Global Ratings. For this Portfolio, the

Large Cap Core Portfolio	Index Plus LargeCap Portfolio
market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $3.4 billion to $860.9 billion.
The Portfolio generally invests in securities of U.S. issuers but may also invest up to 20% of its total assets in securities of foreign issuers. The Portfolio may invest directly in foreign securities or indirectly through depositary receipts. The Portfolio may invest in real estate securities including real estate investment trusts.
The Portfolio may invest in derivatives such as futures, forward foreign currency exchange contracts, options and swap contracts, including credit default swaps. The Portfolio may use derivative instruments for both hedging and non-hedging purposes, including, for example, to produce incremental earnings, to hedge existing positions, to provide a substitute for a position in an underlying asset, to increase or reduce market or credit exposure, or to increase flexibility.
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
Voya Investments, LLC (the “Investment Adviser”) allocates the Portfolio’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Portfolio’s assets to seek to manage the Portfolio’s overall risk exposure to achieve the Portfolio’s desired risk/return profile and to effect the Portfolio’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.
Columbia Management Investment Advisers, LLC (“CMIA”) and The London Company of Virginia, LLC d/b/a The London Company (“The London Company”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Portfolio. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Portfolio assets allocated to CMIA and The London Company.
Each Sub-Adviser may sell a security when the security's price reaches a target set by the Sub-Adviser; if the Sub-Adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

Columbia Management Investment Advisers, LLC
The “contrarian” nature of CMIA’s strategy places emphasis on considering securities believed to be suffering from price weaknesses due to current market reaction or sentiment, or liquidity-driven or other factors, but that are believed to possess identifiable price improvement catalysts. The strategy seeks to identify advantageous entry points to buy these securities to capture potential upward valuation contrary to prevailing market sentiment. Contrarian ideas are typically identified through the portfolio manager’s bottom-up analysis. Fundamental analysis with risk management is used in identifying investment opportunities and constructing its portion of the Fund’s portfolio. In selecting investments, CMIA considers, among other factors:

• various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value, and discounted cash flow. The Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
• potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product	sub-adviser (“Sub-Adviser”) defines large-capitalization companies as companies that are included in the Index at the time of purchase and that have a market capitalization of at least $3 billion. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2017 ranged from $3.4 billion to $860.9 billion.
The Portfolio may invest in derivative instruments including, but not limited to, index futures. The Portfolio typically uses derivatives as a substitute for purchasing securities included in the Index or for the purpose of maintaining equity market exposure on its cash balance.
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio may also invest in real estate-related securities, including real estate investment trusts.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. In determining stock weightings, the Sub-Adviser uses both internally developed quantitative computer models and fundamental stock research to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets as the Portfolio is designed to have risk characteristics (e.g., beta, size, volatility) that approximate those of the Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

Large Cap Core Portfolio	Index Plus LargeCap Portfolio
opportunities, or anticipated improvements in macroeconomic factors;
• the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and/or

• overall economic and market conditions.

CMIA may, from time to time, emphasize one or more sectors in selecting its investments, including the financial services sector and the information technology and technology-related sectors.

The London Company of Virginia, LLC d/b/a The London Company

The London Company seeks to invest in securities of well-established, profitable businesses having stable cash flows and/or significantly undervalued assets at significant discounts to their intrinsic values.

Guiding principles of The London Company's investment philosophy include: (1) focus on return on capital, not earnings per share; (2) the value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, and; (3) optimal diversification is essential to favorable investment results.
The London Company employs a differentiated, conservative investment process that focuses on bottom up, fundamental analysis, utilizes a proprietary balance sheet optimization model, and follows a strict sell discipline. The London Company primarily looks for the following characteristics: high cash return on tangible capital, consistent free cash flow generation, predictability and financial stability, and conservative valuations. The London Company seeks these characteristics by initially screening a broad equity universe using an internally-generated quantitative model, which ranks universe members by pretax operating return on capital, pretax operating earnings and free cash flow yield based on equal weightings of these factors. The London Company's Investment Team will review and possibly seek potential purchase candidates from this initial screen; however, candidates don’t necessarily have to be sourced from the screen if they generally meet The London Company's investment discipline. The team then exercises further fundamental and qualitative analysis on selected candidates, in addition to estimating intrinsic values by performing an internal balance sheet optimization analysis, as well as adjusting to market other company assets that may provide further downside protection.
The Investment Team also evaluates the company's management, incentives, actions, capital allocation decisions and corporate governance structure to ascertain whether or not management's interests are aligned with shareholders. It then looks at the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value. This information is gathered from company conference calls, competitor conference calls, industry contacts, SEC filing review, periodical review, and Wall Street research.
Typically, 30 to 40 companies are evaluated annually through this process and are included on an informal watch list. Securities are ultimately added to the Portfolio when The London Company determines that the risk/reward profile of the security has made it attractive enough to warrant purchase. This usually occurs when the valuation becomes more attractive and/or when new information gives the investment team higher conviction in the company's investment thesis.
The overall result of the process is generally a low-beta portfolio that is diversified optimally with the expectation of better downside protection over a full market cycle.

How do the Principal Risks compare?
The following table summarizes and compares the principal risks of investing in the Portfolios. You could lose money on an investment in the Portfolios. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds. The Portfolios have many of the same principal risks since both Portfolios primarily invest in securities of large-capitalization companies. Index Plus LargeCap Portfolio does not have certain of the principal risks applicable to Large Cap Core Portfolio included as part of its principal risks because it does not invest in credit default swaps or foreign securities as part of its principal investment strategy and does not focus its investments in any one industry. In addition, because Index Plus LargeCap Portfolio’s investments generally consists of stocks included in the S&P 500, the Portfolio does not typically exhibit a “growth” or “value” bias.
Risks	Large Cap Core Portfolio	Index Plus LargeCap Portfolio
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓
Credit Default Swaps: A Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, a Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks. In addition, credit default swaps expose a Portfolio to the risk of improper valuation.	✓
Currency: To the extent that a Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.	✓
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.	✓	✓

Risks	Large Cap Core Portfolio	Index Plus LargeCap Portfolio
Focused Investing: To the extent that a Portfolio invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographic area, its investments will be sensitive to developments in that industry, sector, market segment, or geographic area. A Portfolio is subject to the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographic area in which a Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause a Portfolio to underperform, or its net asset value to be more volatile than, other funds that invest more broadly.	✓
Foreign Investments: Investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.	✓
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.	✓
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for a Portfolio.	✓	✓
Liquidity: If a security is illiquid, a Portfolio might be unable to sell the security at a time when a Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing a Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by a Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. a Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.	✓	✓
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.	✓	✓

Risks	Large Cap Core Portfolio	Index Plus LargeCap Portfolio
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.	✓	✓
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of a Portfolio. The investment policies of the other investment companies may not be the same as those of a Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which a Portfolio is typically subject.	✓	✓
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. a Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.	✓	✓
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, a Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that a Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of a Portfolio’s other risks.	✓	✓
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities a Portfolio holds may not reach their full values. A particular risk of a Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.	✓

How does Voya Multi-Manager Large Cap Core Portfolio’s performance compare to Voya Index Plus LargeCap Portfolio?
The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in the Portfolios’ performance from year to year, and the table compares each Portfolio’s performance to the performance of a broad-based securities market index/indices for the same period. The Portfolios’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of each Portfolio’s Class S shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. Because Class ADV shares of Index Plus LargeCap Portfolio had not commenced operations as of the calendar year ended December 31, 2017, no performance information for Class ADV shares is provided below. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolios’ performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolios’ past performance is no guarantee of future results.
Large Cap Core Portfolio
Calendar Year Total Returns Class S
(as of December 31 of each year)
Best quarter: 2nd 2009, 14.65% and Worst quarter: 4th 2008, -22.35%
Average Annual Total Returns %
(for the periods ended December 31, 2017)
		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	21.04	14.04	6.48	N/A	12/29/06
S&P 500® Index[1]	%	21.83	15.79	8.50	N/A
Russell 1000® Index[1]	%	21.69	15.71	8.59	N/A
Class I	%	21.73	14.74	7.12	N/A	04/29/05
S&P 500® Index[1]	%	21.83	15.79	8.50	N/A
Russell 1000® Index[1]	%	21.69	15.71	8.59	N/A
Class S	%	21.39	14.44	6.85	N/A	05/03/05
S&P 500® Index[1]	%	21.83	15.79	8.50	N/A
Russell 1000® Index[1]	%	21.69	15.71	8.59	N/A
1	The index returns do not reflect deductions for fees, expenses, or taxes.
Index Plus LargeCap Portfolio
Calendar Year Total Returns Class S
(as of December 31 of each year)
Best quarter: 2nd 2009, 15.32% and Worst quarter: 4th 2008, -20.71%

Average Annual Total Returns %
(for the periods ended December 31, 2017)
		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I	%	24.64	15.97	7.78	N/A	09/16/96
S&P 500® Index[1]	%	21.83	15.79	8.50	N/A
Class S	%	24.30	15.69	7.51	N/A	07/16/01
S&P 500® Index[1]	%	21.83	15.79	8.50	N/A
1	The index returns do not reflect deductions for fees, expenses, or taxes.
How does the management of the Portfolios compare?
The following table describes the management of the Portfolios.
	Large Cap Core Portfolio	Index Plus LargeCap Portfolio
Investment Adviser	Voya Investments, LLC (the “Adviser”)	Adviser
Management Fee (as a percentage of average daily net assets)	0.725% on the first $500 million of assets; 0.675% on next $500 million of assets; and 0.625% on assets thereafter	0.450% on all assets
Sub-Adviser	Columbia Management Investment Advisers, LLC (“CMIA”) and The London Company of Virginia, LLC d/b/a The London Company (“The London Company”)	Voya Investment Management Co. LLC (“Voya IM”)
Sub-Advisory Fee (as a percentage of average daily net assets)	The Adviser paid CMIA and The London Company aggregate sub-advisory fees of $462,611.64, which represented approximately 0.1352% of the Portfolio’s average daily net assets for the fiscal year ended December 31, 2017. The accrued sub-advisory fees paid and percentage reflect the fee schedules in effect during that period.	0.158% on all assets
Portfolio Managers	Adviser
Paul Zemsky, CFA (since 05/18)
Halvard Kvaale, CIMA (since 05/17)
CMIA
Guy W. Pope, CFA (since 05/13)
The London Company
J. Brian Campbell, CFA (since 05/13)
Mark E. DeVaul, CFA (since 05/13)
Stephen M. Goddard, CFA (since 05/13)
	Jonathan T. Moody, CFA (since 05/13)	Vincent Costa, CFA (since 05/06) Steve Wetter (since 09/13) James Ying, CFA (since 05/16)
Distributor	Voya Investments Distributor, LLC (the “Distributor”)	Distributor
Voya Investments, LLC
Voya Investments, LLC (the “Adviser”), an Arizona limited liability company, serves as the investment adviser to each Portfolio. The Adviser has overall responsibility for the management of each Portfolio. The Adviser oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Adviser is registered with the SEC as an investment adviser.
The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
The Adviser’s principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2017, the Adviser managed approximately $90.5 billion in assets.
Voya Multi-Manager Large Cap Core Portfolio – The Multi-Manager Approach
Voya Investments, the Adviser, allocates the Portfolio’s assets to the different sub-advisers. The Adviser may, from time to time, directly manage a portion of Large Cap Core Portfolio’s assets to seek to manage the Portfolio’s overall risk exposure to achieve the Portfolio’s desired risk/return profile and to effect the Portfolio’s investment strategies.
Columbia Management Investment Advisers, LLC and The London Company of Virginia, LLC d/b/a The London Company are the sub-advisers of Voya Multi-Manager Large Cap Core Portfolio. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The London Company of Virginia, LLC d/b/a The London Company manages approximately 60% of Large Cap Core Portfolio's assets and Columbia Management Investment Advisers, LLC manages approximately 40% of the Portfolio's assets.

The Adviser may change the allocation of Large Cap Core Portfolio's assets between the sub-advisers as it determines necessary to pursue the Portfolio's investment objective. The Adviser will re-evaluate, and rebalance to, the optimal allocation on a regular basis but no less frequently than annually. Subsequent inflows and outflows will be allocated between the two sub-advisers to maintain the desired allocation.
The following individuals are jointly and primarily responsible for the day-to-day management of Large Cap Core Portfolio's assets allocated to the Adviser.
Paul Zemsky, CFA, Portfolio Manager, and Chief Investment Officer of Voya IM’s Multi-Asset Strategies. He joined Voya IM in 2005 as head of derivative strategies.
Halvard Kvaale, CIMA, Portfolio Manager, as well as Head of Voya IM's Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with Voya Investments since August 2012. Prior to joining Voya Investments, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.
Columbia Management Investment Advisers, LLC
Columbia Management Investment Advisers, LLC (“CMIA”) is a registered investment adviser and is a wholly-owned subsidiary of Ameriprise Financial, Inc. CMIA's management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, CMIA acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, and financial intermediaries. The principal address of CMIA is 225 Franklin Street, Boston, MA 02110. As of December 31, 2017, CMIA had assets under management of approximately $353.4 billion.
The following individual is responsible for the day-to-day management of Large Cap Core Portfolio's assets allocated to CMIA.
Guy W. Pope, CFA, is a Senior Portfolio Manager and Head of Contrarian Core Strategy of CMIA. Mr. Pope joined one of the Columbia Management legacy firms or acquired business lines in 1993. Mr. Pope began his investment career in 1993.
The London Company of Virginia, LLC d/b/a The London Company
The London Company of Virginia, LLC d/b/a The London Company (“The London Company”) is a registered investment adviser. The principal address of The London Company is 1800 Bayberry Court, Suite 301, Richmond, VA 23226. As of December 31, 2017, The London Company’s assets under management were approximately $10.68 billion.
The following individuals are jointly and primarily responsible for the day-to-day management of Large Cap Core Portfolio's assets allocated to The London Company.
J. Brian Campbell, CFA, Portfolio Manager, joined The London Company in 2010. Previously he spent six years as Portfolio Manager and the Director of Research at Hilliard Lyons Capital Management beginning in 2004.
Mark E. DeVaul, CFA, Portfolio Manager, joined The London Company in 2011. Previously, he spent eight years as an Equity Research Analyst at Nuveen Investments beginning in 2001.
Stephen M. Goddard, CFA, President, CIO and Lead Portfolio Manager, founded The London Company in 1994. Previously, he held Senior Portfolio Management positions at CFB Advisory and Flippin, Bruce & Porter.
Jonathan T. Moody, CFA, Principal and Portfolio Manager, joined The London Company in 2002. Previously, he founded Primary Research Group.
Voya Investment Management Co. LLC
Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2017, Voya IM managed approximately $97.4 billion in assets.
The following individuals are jointly and primarily responsible for the day-to-day management of Index Plus LargeCap Portfolio.
Vincent Costa, CFA, Portfolio Manager, also serves as Head of the global equities team and as portfolio manager for the U.S. and Global active quantitative strategies and the U.S. large cap value portfolios. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company.
Steve Wetter, Portfolio Manager, is responsible for portfolio management of the index, research enhanced index, and smart beta strategies. Mr. Wetter joined Voya IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).

James Ying, CFA, Portfolio Manager, is responsible for the portfolio management of the index, research enhanced index, and smart beta strategies. Mr. Ying joined Voya IM in 2011. Prior to joining Voya IM, Mr. Ying was a quantitative analyst with Piedmont Investment Advisors from 2009 to 2011, Numeric Investors from 2006 to 2009, and Goldman Sachs Asset Management from 2000 to 2006.
Voya Investments Distributor, LLC
Voya Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. The Distributor is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser.
The Distributor is a member of FINRA. To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
What are the key differences in the rights of shareholders of Voya Multi-Manager Large Cap Core Portfolio and Voya Index Plus LargeCap Portfolio?
Voya Multi-Manager Large Cap Core Portfolio is organized as a series of Voya Investors Trust (“VIT”), a Delaware statutory trust. Voya Index Plus LargeCap Portfolio is organized as a series of Voya Variable Portfolios, Inc. (“VVPI”), a Maryland Corporation. Both Portfolios are governed by a board of Directors/Trustees consisting of the same 11 members. For more information on the history of VIT or VVPI, see each Portfolio’s Statement of Additional Information dated May 1, 2018.
The key differences are described in the table below.
Large Cap Core Portfolio	Index Plus LargeCap Portfolio
Shareholders may elect Trustees by the vote of a plurality of votes cast at any shareholder meeting called for that purpose, to the extent required by the 1940 Act.	At any meeting of shareholders duly called for the purpose and only as required by the 1940 Act, shareholders may elect Directors by the vote of a plurality of the votes cast at the meeting, provided a quorum is present.
A Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective. Trustees may also be removed at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares or by a written declaration executed, without a meeting, by the holders of not less than two-thirds of the outstanding shares.	At any meeting of shareholders duly called for the purpose, shareholders have the power to remove Directors by the vote of a majority of all the votes entitled to be cast generally for the election of Directors. Directors of a Maryland corporation do not have the power to remove Directors.
The Trust or any series or class thereof may be terminated by the affirmative vote of a majority of the Trustees.	In general, the Board may approve the liquidation of any series of the Corporation without the approval of shareholders. The dissolution of the Corporation must be advised by the Board of Directors and approved by the shareholders entitled to cast a majority of the votes entitled to be cast on the matter. At such time as no shares are outstanding, the dissolution of the Corporation may be approved by a majority of the entire Board of Directors.
A majority of the Trustees have the power to amend the Declaration of Trust, except that no amendment to the Declaration of Trust that would materially adversely affect the rights of shareholders may be made without the approval of a majority of shares outstanding and entitled to vote.	In general, amendments to the charter of the Corporation must be advised by the Directors and approved by the affirmative vote of the shareholders entitled to cast a majority of all the votes entitled to be cast on the matter, except that no action affecting the validity or assessability of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby. Under Maryland law, a majority of the entire Board of Directors may approve certain limited amendments to the charter without action by the shareholders.
Additional Information about the Portfolios
Dividends and Other Distributions
Each Portfolio generally distributes most or all of its net earnings in the form of dividends, consisting of net investment income and capital gains distributions. Each Portfolio distributes capital gains, if any, annually. Each Portfolio also declares dividends and pays dividends consisting of net investment income, if any, annually. All dividends and capital gains distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time a portion of a Portfolio’s distribution may constitute a return of capital. To comply with federal tax regulations, each Portfolio may also pay an additional capital gains distribution.

Capitalization
The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 12, 2018 and on a pro forma basis as of June 12, 2018, giving effect to the Reorganization.
	Large Cap Core Portfolio	Index Plus LargeCap Portfolio	Adjustments	Index Plus LargeCap Portfolio Pro Forma
Class ADV
Net Assets	$1,066,505	10	(104)[1]	1,066,411
Shares Outstanding	62,599	1	44,041[2]	106,641.10
Net Asset Value Per Share	$17.04	10.00	-	10.00
Class I
Net Assets	$23,319,911	837,364,059	(2,266)[1]	860,681,704
Shares Outstanding	1,355,223	30,623,475	(502,346)[2]	31,476,352
Net Asset Value Per Share	$17.21	27.34	-	27.34
Class S
Net Assets	$52,794,258	95,558,409	(5,130)[1]	148,347,537
Shares Outstanding	3,066,731	3,519,969	(1,122,380)[2]	5,464,320
Net Asset Value Per Share	$17.22	27.15	-	27.15
1.	Reflects adjustment for estimated one-time merger and consolidation expenses.
2.	Reflects new shares issued, net of retired shares of Large Cap Core Portfolio. (Calculation: Net Assets ÷ NAV per share).
Additional Information about the Reorganization
The Reorganization Agreement
The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. Shareholders are encourage to review a form of the Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Appendix A.
The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Large Cap Core Portfolio in exchange for shares of beneficial interest of Index Plus LargeCap Portfolio and the assumption by Index Plus LargeCap Portfolio of all of Large Cap Core Portfolio’s liabilities; and (ii) the distribution of shares of Index Plus LargeCap Portfolio to shareholders of Large Cap Core Portfolio, as provided for in the Reorganization Agreement. Large Cap Core Portfolio will then be liquidated.
Each shareholder of Class ADV, Class I, or Class S shares of Large Cap Core Portfolio will hold, immediately after the Closing, the corresponding share class of Index Plus LargeCap Portfolio having an aggregate value equal to the aggregate value of the shares of Large Cap Core Portfolio held by that shareholder as of the close of business on the Closing Date.
The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Large Cap Core Portfolio and that each Portfolio receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. A copy of this opinion will be filed with the SEC shortly after the Closing. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.
Expenses of the Reorganization
The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $104,100 and do not include the transition costs described in “Portfolio Transitioning” below.
Portfolio Transitioning
If the Reorganization is approved by shareholders, Large Cap Core Portfolio is expected to sell a significant portion (the Adviser estimates 70%) of its holdings shortly prior to the Closing Date to prepare for the Reorganization. The proceeds of such sales are expected to be invested in securities that Voya IM wishes for Index Plus LargeCap Portfolio to hold and in temporary investments, which will be delivered to Index Plus LargeCap Portfolio at the Closing Date.
Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit costs include brokerage commissions, fees, and taxes. The explicit transition costs are estimated to be $7,500 and will be paid by Large Cap Core Portfolio. All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios.
If shareholders approve the Reorganization, from the close of business on August 17, 2018 through the close of business on August 24, 2018, Large Cap Core Portfolio is expected to be in a “transition period.” During the transition period, Large Cap Core Portfolio might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing, Voya IM, as the sub-adviser to Index Plus LargeCap Portfolio, may also sell portfolio holdings that it acquired from Large Cap Core Portfolio, and Index Plus LargeCap Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolio during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.
Tax Considerations
The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Large Cap Core Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor Index Plus LargeCap Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.
Prior to the Closing Date, Large Cap Core Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.
Future Allocation of Premiums
Shares of Large Cap Core Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Large Cap Core Portfolio will be allocated to Index Plus LargeCap Portfolio.
What is the Board’s recommendation?
Based upon its review, the Board, including a majority of the Directors/Trusteess who are not “interested persons,” as defined by the 1940 Act (the “Independent Directors/Trustees”), determined that the Reorganization would be in the best interests of Large Cap Core Portfolio and its shareholders. In addition, the Board determined that the interests of the shareholders of Large Cap Core Portfolio would not be diluted as a result of the Reorganization.
Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Directors/Trustees approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Large Cap Core Portfolio’s shareholders vote “FOR” the Reorganization Agreement.
What factors did the Board consider?
The Independent Directors/Trustees met in person on March 15, 2018 to evaluate and consider the Reorganization. As part of their review process, the Independent Directors/Trustees were represented by independent legal counsel. In the course of their evaluation, the Directors/Trustees reviewed materials received from the Adviser, independent legal counsel, and other information made available to them about the Portfolios. The Directors/Trustees were provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratio of Index Plus LargeCap Portfolio following the Reorganization.
Based upon their review, the Directors/Trustees, including all of the Independent Directors/Trustees, unanimously concluded that it was in the best interests of both Portfolios that the Reorganization be approved and that the interests of both Portfolios’ shareholders would not be diluted as a result of the Reorganization. In reaching their decision to approve the Reorganization, no single factor was determinative in the Directors/Trustees’ analysis, but rather the Directors/Trustees considered a variety of factors. The Board, in approving the Reorganization, considered a number of factors, including without limitation the following:
•	The view of the Adviser that Large Cap Core Portfolio has limited prospects for future sales and long-term viability in light of anticipated large-scale redemptions from the Portfolio.
•	The Adviser’ recommendation that the Board select Index Plus LargeCap Portfolio as the acquiring fund for Large Cap Core Portfolio, based on its consideration of other possible merger candidates within the Voya fund family, and the similarities and differences in the investment objectives and investment strategies of Large Cap Core Portfolio and Index Plus LargeCap Portfolio.

•	Information regarding the investment capabilities and experience of the portfolio management team at Voya IM that manages Index Plus LargeCap Portfolio, and the favorable long-term investment performance of Index Plus LargeCap Portfolio in comparison to Large Cap Core Portfolio, and information provided by the Adviser to the effect that Index Plus LargeCap Portfolio’s trailing 5-year risk-adjusted return metrics have been on a par with or more favorable than those of Large Cap Core Portfolio.
•	Information concerning the differences in the fee structures of Large Cap Core Portfolio and Index Plus LargeCap Portfolio and the anticipated expenses of Index Plus LargeCap Portfolio following the Reorganization, including that former shareholders of all share classes of Large Cap Core Portfolio were expected to experience Portfolio expenses at a rate lower than those of Large Cap Core Portfolio prior to the Reorganization.
•	Information regarding the combined asset size of the two Portfolios, which would be likely to result in a reduction in expenses for the benefit of shareholders and provide greater scale and potential to maintain long-term scale benefits for shareholders, and the net revenue benefits for the Adviser and its affiliates that would result from the Reorganization.
•	The Adviser’s agreement to bear all of the proxy costs and shareholder meeting expenses relating to the Reorganization, and the relatively low additional explicit and implicit costs of the Reorganization to Large Cap Core Portfolio.
•	The fact that the Reorganization would be effected at the respective net asset values per share of Large Cap Core Portfolio and Index Plus LargeCap Portfolio, and was not expected to result in any dilution of shareholders’ interests.
•	The fact that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.
What is the required vote?
Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.
What happens if shareholders do not approve the Reorganization?
If shareholders of Voya Multi-Manager Large Cap Core Portfolio do not approve the Reorganization, Voya Multi-Manager Large Cap Core Portfolio will continue to be managed by the Adviser as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

General Information about the Proxy Statement/Prospectus
Who is asking for my vote?
The Board is soliciting your vote for a special meeting of Large Cap Core Portfolio’s shareholders.
How is my proxy being solicited?
Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot or Voting Instruction Card on or about July 6, 2018. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.
What happens to my proxy once I submit it?
The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.
Can I revoke my proxy after I submit it?
A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Large Cap Core Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.
How will my shares be voted?
If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot or Voting Instruction Card but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.
Quorum and Tabulation
Each shareholder of Large Cap Core Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The holders of 30% of the outstanding shares of the Portfolio present in person or by proxy shall constitute a quorum for the transaction of any business at the Special Meeting.
Adjournments
If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of VIT and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.
Broker Non-Votes and Abstentions
If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal.
Additional Voting Information
The Separate Accounts and Qualified Plans are the record owners of the shares of Large Cap Core Portfolio. The Qualified Plans and Separate Accounts will vote Large Cap Core Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Large Cap Core Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Separate Accounts and Qualified Plans as the Large Cap Core Portfolio’s shareholders in determining whether a quorum is present.
Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of Large Cap Core Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

How many shares are outstanding?
As of the Record Date, the following shares of beneficial interest of Large Cap Core Portfolio were outstanding and entitled to vote:
Class	Shares Outstanding
ADV	63,134.117
S	3,098,557.862
I	1,367,685.866
Total	4,529,377.845
Shares have no preemptive or subscription rights. To the knowledge of the Adviser, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of any class of Large Cap Core Portfolio, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of any class of the Large Cap Core Portfolio.
Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Large Cap Core Portfolio or Index Plus LargeCap Portfolio.
Can shareholders submit proposals for a future shareholder meeting?
Large Cap Core Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.
Why did my household only receive one copy of this Proxy Statement/Prospectus?
Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless Large Cap Core Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform Large Cap Core Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or via telephone at (800) 992-0180.
In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot or Voting Instruction Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot or Voting Instruction Card.
Secretary
July 6, 2018
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 15th day of March, 2018, by and between Voya Variable Portfolios, Inc. (“VVPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Company”), on behalf of its series, Voya Index Plus LargeCap Portfolio (the “Surviving Portfolio”), and Voya Investors Trust (“VIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Trust”), on behalf of its series, Voya Multi-Manager Large Cap Core Portfolio (the “Disappearing Portfolio”).
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Adviser Class (“Class ADV”), Class I, and Class S voting shares of capital stock of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, the Disappearing Portfolio and the Surviving Portfolio are series of open-end, registered investment companies of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and
WHEREAS, the Board of Directors of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and
WHEREAS, the Board of Trustees of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING PORTFOLIO IN EXCHANGE FOR THE SURVIVING PORTFOLIO SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO
1.1. Subject to the requisite approval of the Disappearing Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class ADV, Class I, and Class S Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year through the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.
1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class ADV, Class I, and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class ADV, Class I, and Class S Surviving Portfolio Shares to be so credited to shareholders of Class ADV, Class I, and Class S shares of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, and Class S Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class ADV, Class I, and Class S shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Class ADV, Class I, and Class S Surviving Portfolio Shares in connection with such exchange.
1.5. Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s investment manager on behalf of the Disappearing Portfolio.
2. VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.2. The net asset value of Class ADV, Class I, and Class S Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Portfolio’s Board of Directors.
2.3. The number of the Class ADV, Class I, and Class S Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class of the Surviving Portfolio Shares by dividing the value of the net assets with respect to the Class ADV, Class I, and Class S shares of the Disappearing Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by the Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.
3. CLOSING AND CLOSING DATE
3.1. The Closing Date shall be August 24, 2018 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.
3.2. The Disappearing Portfolio shall direct the Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I, and Class S shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the Surviving Portfolio, or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Disappearing Portfolio or the Board of Directors of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VIT, VIT, on behalf of the Disappearing Portfolio, represents and warrants to VVPI as follows:
(a) The Disappearing Portfolio is duly organized as a series of VIT, which is a business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;
(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VIT, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VIT, on behalf of the Disappearing Portfolio, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VVPI, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Disappearing Portfolio or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VIT, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2017 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(j) Since December 31, 2017, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VIT, on behalf of the Disappearing Portfolio, and, subject to the approval of the shareholders of the Disappearing Portfolio, this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The information to be furnished by VIT, on behalf of the Disappearing Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;
(p) The proxy statement of the Disappearing Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
(q) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VVPI, VVPI, on behalf of the Surviving Portfolio, represents and warrants to VIT as follows:
(a) The Surviving Portfolio is duly organized as a series of VVPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under VVPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VVPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VVPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VVPI, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VVPI, on behalf of the Surviving Portfolio, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VIT, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VVPI, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VVPI, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2017 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since December 31, 2017, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);
(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);
(l) All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VVPI, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class ADV, Class I, and Class S Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by VVPI, on behalf of the Surviving Portfolio, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the proxy materials with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.
5. COVENANTS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
5.1. The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Portfolio will call a meeting of the shareholders of the Disappearing Portfolio to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
5.3. The Disappearing Portfolio covenants that the Class ADV, Class I, and Class S Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.4. The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.
5.5. Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.6. The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Portfolio to consider approval of this Agreement and the transactions contemplated herein.
5.7. The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.
5.8. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, and Class S Surviving Portfolio Shares received at the Closing.
5.9. The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.10. VIT, on behalf of the Disappearing Portfolio, covenants that VIT will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VVPI, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VIT’s, on behalf of the Disappearing Portfolio’s, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VVPI’s, on behalf of the Surviving Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.11. The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING PORTFOLIO
The obligations of VIT, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VIT’s election, to the performance by VVPI, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of VVPI, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VVPI, on behalf of the Surviving Portfolio shall have delivered to VIT a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VIT and dated as of the Closing Date, to the effect that the representations and warranties of VVPI, on behalf of the Surviving Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VIT shall reasonably request; and
6.3. VVPI, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VVPI, on behalf of the Surviving Portfolio, on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO
The obligations of VVPI, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VVPI’s election, to the performance by VIT, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VVPI, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VIT, on behalf of the Disappearing Portfolio shall have delivered to VVPI, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VIT, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to Surviving Portfolio, and (iii) copies of all relevant tax books and records;
7.3. VIT, on behalf of the Disappearing Portfolio shall have delivered to VVPI, on behalf of the Surviving Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VVPI and dated as of the Closing Date, to the effect that the representations and warranties of VIT, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VVPI shall reasonably request;
7.4. VIT, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VIT, on behalf of the Disappearing Portfolio, on or before the Closing Date; and
7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VIT, on behalf of the Disappearing Portfolio, or VVPI, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Portfolio in accordance with the provisions of VIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VVPI. Notwithstanding anything herein to the contrary, neither VVPI, on behalf of the Surviving Portfolio, nor VIT, on behalf of the Disappearing Portfolio, may waive the conditions set forth in this paragraph 8.1;
8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VVPI, on behalf of the Surviving Portfolio, or VIT, on behalf of the Disappearing Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;
8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Tax Counsel (which opinion will be subject to certain qualifications) addressed to VVPI and VIT substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement shall constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Tax Counsel of representations it shall request of VVPI and VIT. Notwithstanding anything herein to the contrary, VVPI and VIT may not waive the condition set forth in this paragraph 8.5.
9. BROKERAGE FEES AND EXPENSES
9.1. VIT, on behalf of the Disappearing Portfolio, and VVPI, on behalf of the Surviving Portfolio, each represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. The expenses relating to the proposed Reorganization will be borne by the investment manager to both the Surviving Portfolio and the Disappearing Portfolio (or an affiliate of the investment manager). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Portfolio’s prospectus and the Disappearing Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.
10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before November 30, 2018 unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
12. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VVPI and VIT; provided, however, that following the meeting of the shareholders of the Disappearing Portfolio called by VIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV, Class I, and Class S Surviving Portfolio Shares to be issued to the Disappearing Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.
13. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
Voya Variable Portfolios, Inc.
7337 East Doubletree Ranch Road
Suite 100
Scottsdale, Arizona 85258-2034
Attn: Huey P. Falgout, Jr.
With a copy to:
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
Voya Investors Trust
7337 East Doubletree Ranch Road
Suite 100
Scottsdale, Arizona 85258-2034
Attn: Huey P. Falgout, Jr.
With a copy to:

Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Declaration of Trust of VIT or the Articles of Incorporation of VVPI, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

Appendix B: Additional Information Regarding Voya Index Plus LargeCap Portfolio
Portfolio Holdings Information
A description of Index Plus LargeCap Portfolio's policies and procedures regarding the release of portfolio holdings information is available in the Portfolio's SAI. Portfolio holdings information can be reviewed online at www.voyainvestments.com.
How Shares Are Priced
Index Plus LargeCap Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of Index Plus LargeCap Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of Index Plus LargeCap Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when Index Plus LargeCap Portfolio is closed for business, Portfolio shares will not be priced and Index Plus LargeCap Portfolio does not transact purchase and redemption orders. To the extent Index Plus LargeCap Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, Index Plus LargeCap Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board. Such procedures provide, for example, that:
•	Exchange-traded securities are valued at the mean of the closing bid and ask.
•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.
•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.
•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.
•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.
•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.
•	Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and Index Plus LargeCap Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.
•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which Index Plus LargeCap Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine Index Plus LargeCap Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in Index Plus LargeCap Portfolio.
When your Variable Contract or Qualified Plan is buying shares of Index Plus LargeCap Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by Index Plus LargeCap Portfolio or its designated agent. In order to receive that day's price, your order must be received by Market Close.
How to Buy and Sell Shares
Index Plus LargeCap Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of Index Plus LargeCap Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations.
Index Plus LargeCap Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to Index Plus LargeCap Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on Index Plus LargeCap Portfolio's behalf.
Index Plus LargeCap Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts owners, plan participants, and other permitted investors for which Index Plus LargeCap Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in Index Plus LargeCap Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. Index Plus LargeCap Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.
Index Plus LargeCap Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Index Plus LargeCap Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.
Frequent Trading – Market Timing
Index Plus LargeCap Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of Index Plus LargeCap Portfolio. Shares of Index Plus LargeCap Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of Index Plus LargeCap Portfolio.
The Board has made a determination not to adopt a separate policy for Index Plus LargeCap Portfolio with respect to frequent purchases and redemptions of shares by Index Plus LargeCap Portfolio’s shareholders, but rather to rely on the financial intermediaries to monitor frequent, short-term trading within Index Plus LargeCap Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, Index Plus LargeCap Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in Index Plus LargeCap Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. Index Plus LargeCap Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. Index Plus LargeCap Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.
Index Plus LargeCap Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of Index Plus LargeCap Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Index Plus LargeCap Portfolio's performance.
Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time Index Plus LargeCap Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in its current NAV, investors may attempt to take advantage of anticipated price movements in securities held by Index Plus LargeCap Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by Index Plus LargeCap Portfolio is halted and does not resume prior to the time it calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Index Plus LargeCap Portfolio has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that Index Plus LargeCap Portfolio does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Portfolio’s shares which negatively affects long-term shareholders.
The following transactions are excluded when determining whether trading activity is excessive:
•	Rebalancing to facilitate fund-of-fund arrangements or Index Plus LargeCap Portfolio’s systematic exchange privileges; and
•	Purchases or sales initiated by certain other funds in the Voya family of funds.
Although the policies and procedures known to Index Plus LargeCap Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in Index Plus LargeCap Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of Index Plus LargeCap Portfolio's shareholders.
Payments to Financial Intermediaries
Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from Index Plus LargeCap Portfolio's Distribution and Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio's shares and/or for servicing shareholder accounts. Fees derived from Index Plus LargeCap Portfolio’s Service Plans may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for servicing shareholder accounts. Shareholder services may include, among other things, administrative, record keeping, or other services that insurance companies or Qualified Plans provide to the clients who use Index Plus LargeCap Portfolio as an investment option. In addition, the Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to Index Plus LargeCap Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, or affiliated entities of Index Plus LargeCap Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.
For non-affiliated insurance companies and Qualified Plans, payments from Index Plus LargeCap Portfolio's Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in Index Plus LargeCap Portfolio by those companies. Payments to financial intermediaries by the Distributor or its affiliates or by Index Plus LargeCap Portfolio may provide an incentive for insurance companies or Qualified Plans to make Index Plus LargeCap Portfolio available through Variable Contracts or Qualified Plans over other mutual funds or products.
As of the date of this Proxy Statement/Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: C.M. Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, Lexington Life Insurance Company, Lincoln Financial Group, Massachusetts Mutual Life Insurance Company, New York Life Insurance and Annuity Corporation, Security Benefit Life Insurance Company, Security Equity Life Insurance Company, Symetra Life Insurance Company, TIAA Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Union Securities. Except as discussed in further detail below, the fees payable under these agreements are for compensation for providing distribution and/or shareholder services for which the insurance companies are paid at annual rates that range from 0.00% to 0.50%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts.
The insurance companies issuing Variable Contracts or Qualified Plans that use Index Plus LargeCap Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Neither Index Plus LargeCap Portfolio, the Adviser, nor the Distributor are parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.
Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.
Distribution Plans and Shareholder Service Plans
Index Plus LargeCap Portfolio has a distribution and shareholder service Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Index Plus LargeCap Portfolio. The annual distribution and shareholder services fees under the 12b-1 Plan for Class shares may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) of Index Plus LargeCap Portfolio’s average daily net assets attributable to its Class ADV shares.
Index Plus LargeCap Portfolio has a distribution/shareholder service plan (“Distribution/Shareholder Service Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class S shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class S shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Distribution/Shareholder Service Plan Index Plus LargeCap Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets
Tax Matters
Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.
Index Plus LargeCap Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, Index Plus LargeCap Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.
Index Plus LargeCap Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts.
Since the sole shareholders of Index Plus LargeCap Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for the contract.
See the SAI for further information about tax matters.
The tax status of your investment in Index Plus LargeCap Portfolio depends upon the features of your Variable Contract. For further information, please refer to the prospectus for the Variable Contract.
Financial Highlights
The financial highlights table is intended to help you understand Index Plus LargeCap Portfolio's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in Index Plus LargeCap Portfolio (assuming reinvestment of all dividends and/or distributions). The information has been audited by KPMG LLP, whose report, along with Index Plus LargeCap Portfolio’s financial statements, is included in Index Plus LargeCap Portfolio’s Annual Report, which is available upon request.
Because Class ADV shares of Index Plus LargeCap Portfolio had not commenced operations as of the fiscal year ended December 31, 2017, such share class financial highlights are not presented; however, financial highlights for other class shares shares are presented for Index Plus LargeCap Portfolio. Annual returns would differ only to the extent that Class ADV shares and other class shares shares have different expenses.
Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Index Plus LargeCap Portfolio
Class I
12-31-17	24.19	0.42•	5.41	5.83	0.42	0.49	—	0.91	—	29.11	24.64	0.48	0.46	0.46	1.58	774,135	56
12-31-16	22.32	0.42•	1.83	2.25	0.38	—	—	0.38	—	24.19	10.27	0.49	0.44	0.44	1.85	678,267	96
12-31-15	22.48	0.39•	(0.19)	0.20	0.36	—	—	0.36	—	22.32	0.84	0.49	0.44	0.44	1.74	565,257	66
12-31-14	20.05	0.33•	2.41	2.74	0.31	—	—	0.31	—	22.48	13.86	0.44	0.44	0.44	1.58	639,454	72
12-31-13	15.37	0.28•	4.72	5.00	0.32	—	—	0.32	—	20.05	32.92	0.44	0.44	0.44	1.60	601,491	80
Class S
12-31-17	24.00	0.35•	5.37	5.72	0.36	0.49	—	0.85	—	28.87	24.30	0.73	0.71	0.71	1.33	100,271	56
12-31-16	22.14	0.36•	1.82	2.18	0.32	—	—	0.32	—	24.00	9.99	0.74	0.69	0.69	1.59	104,129	96
12-31-15	22.29	0.33•	(0.18)	0.15	0.30	—	—	0.30	—	22.14	0.63	0.74	0.69	0.69	1.49	109,690	66
12-31-14	19.89	0.28•	2.38	2.66	0.26	—	—	0.26	—	22.29	13.54	0.69	0.69	0.69	1.33	129,744	72
12-31-13	15.24	0.24•	4.68	4.92	0.27	—	—	0.27	—	19.89	32.67	0.69	0.69	0.69	1.35	136,884	80
(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.
(3)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the year or period.

APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS
The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 17, 2018:
Large Cap Core Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	87.4% Class I; Beneficial	26.4%	3.1%
Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	9.0% Class I; Beneficial	2.7%	0.3%
Voya Insurance and Annuity Company 1475 Dunwoody Dr West Chester, PA 19380-1478	96.1% Class S; Beneficial	65.7%	16.2%
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	100.0% Class A; Beneficial	1.4%	0.2%
Index Plus LargeCap Portfolio
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	69.0% Class I; Beneficial	61.9%	54.7%
The Lincoln National Life Insurance 1300 S Clinton St Mutual Fund Unit 6802 Fort Wayne, IN 46802-3506	5.3% Class I; Beneficial	4.8%	4.2%
Voya Solution 2035 Portfolio Attn Voya Operations 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	5.3% Class I; Beneficial	4.8%	4.2%
Voya Solution 2045 Portfolio Attn Voya Operations 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	6.3% Class I; Beneficial	5.7%	5.0%
Voya Insurance and Annuity Company 1475 Dunwoody Dr West Chester, PA 19380-1478	94.4% Class S; Beneficial	9.7%	16.2%
*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 17, 2018.
Voya Retirement Insurance and Annuity Company, a Connecticut corporation, may be deemed a control person of both Portfolios. Voya Insurance and Annuity Company, an Iowa company, may be deemed a control person of Large Cap Core Portfolio. Voya Retirement Insurance and Annuity Company is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Insurance and Annuity Company is an indirect, wholly-owned subsidiary of VA Capital Company LLC.

VOYA-MMLCC-PXY-0518

VOYA INVESTMENT MANAGEMENT

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free **1-877-907-7646** and follow the recorded instructions.

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VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. **PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON AUGUST 7, 2018.**

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

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THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

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Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

PART B

Voya Variable Portfolios, Inc.

Statement of Additional Information

July 6, 2018

Acquisition of the Assets and Liabilities of: Voya Multi-Manager Large Cap Core Portfolio (A Series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: Voya Index Plus LargeCap Portfolio (A Series of Voya Variable Portfolios, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of Voya Index Plus LargeCap Portfolio (“SAI”) is available to the shareholders of Voya Multi-Manager Large Cap Core Portfolio (“Large Cap Core Portfolio”), a series of Voya Investors Trust, in connection with a proposed transaction whereby all of the assets and liabilities of Large Cap Core Portfolio will be transferred to Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap Portfolio,” together with Large Cap Core Portfolio, the “Portfolios”, each a “Portfolio”), a series of Voya Variable Portfolios, Inc., in exchange for shares of Index Plus LargeCap Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Index Plus LargeCap Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for Large Cap Core Portfolio, dated May 1, 2018, as filed on April 24, 2018 (File No: 811-05629) and the SAI for Index Plus LargeCap Portfolio dated May 1, 2018, as filed on April 26, 2018 (File No: 811-07651).

2.	The Financial Statements of Large Cap Core Portfolio included in the Annual Report dated December 31, 2017, as filed on March 9, 2018 (File No: 811-05629) and the Financial Statements of Index Plus LargeCap Portfolio included in the Annual Report dated December 31, 2017, as filed on March 9, 2018 (File No. 811-07651).

This SAI is not a prospectus.  A Proxy Statement/Prospectus dated July 6, 2018, relating to the Reorganization of Large Cap Core Portfolio may be obtained, without charge, by writing to the Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

Voya Index Plus LargeCap Portfolio

Set forth below is an excerpt from Index Plus LargeCap Portfolio’s annual report dated December 31, 2017.

*           *           *           *

Portfolio Managers’ Report

Voya Index Plus LargeCap Portfolio (the “Portfolio”) seeks to outperform the total return performance of the S&P 500® Index, while maintaining a market level of risk. The Portfolio is managed by Vincent Costa, CFA, James Ying, CFA, and Steve Wetter, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.

Performance: For the year ended December 31, 2017, the Portfolio’s Class I shares provided a total return of 24.64% compared to the S&P 500® Index, which returned 21.83% for the same period.

Portfolio Specifics: For the reporting year, the Portfolio outperformed the S&P 500® Index due to strong stock selection. While all sectors contributed favorably to relative outperformance for the period, stock selection was strongest within the industrials and energy sectors. By contrast, stock selection within the telecommunication services and health care sectors detracted from performance. On an individual security basis, an underweight position in General Electric Company and overweight positions in Red Hat, Inc. and Boeing Company contributed to results. Detractors for the period included overweight positions in Foot Locker, Inc., Campbell Soup Company and Noble Energy, Inc. The portfolio’s allocation to cash, although within typically range, slightly detracted from returns.

Current Strategy and Outlook: This is an actively managed strategy that incorporates research from both our fundamental equity team and our proprietary quantitative models (i.e. “quantamental”). Our proprietary quantitative model is designed to emphasize what we consider to be high quality, profitable companies that are relatively undervalued, have growth potential and are favored by investors. The Portfolio also utilizes fundamental equity research to select companies that would outperform the Index and that are uncorrelated to our quantitative models. This approach of combining fundamental equity research with in-house quantitative models seeks to provide diversified excess returns and disciplined, risk-controlled portfolios.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Portfolio holdings are subject to change daily. The outlook for this Portfolio may differ from that presented for other Voya mutual funds. The Portfolio’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Sector Diversification As of December 31, 2017 (as a percentage of net assets)
Information Technology	24.9%
Financials	14.7%
Health Care	13.5%
Consumer Discretionary	10.7%
Industrials	10.5%
Consumer Staples	8.5%
Energy	5.8%
Utilities	3.1%
Real Estate	3.0%
Materials	2.6%
Telecommunication Services	1.9%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.

Top Ten Holdings As of December 31, 2017 (as a percentage of net assets)
Microsoft Corp.	3.6%
Apple, Inc.	3.2%
Johnson & Johnson	2.3%
Exxon Mobil Corp.	2.2%
Alphabet, Inc. - Class A	2.1%
Bank of America Corp.	1.9%
JPMorgan Chase & Co.	1.9%
AT&T, Inc.	1.7%
Pfizer, Inc.	1.7%
Home Depot, Inc.	1.7%
Portfolio holdings are subject to change daily.

Voya Variable Portfolios, Inc.

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 10, Section (iv) of Voya Variable Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

(iv) The Corporation shall indemnify its officers, directors, employees, and agents and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise as follows:

(a) Every person who is or has been a director, officer, employee, or agent of the Corporation and persons who serve at the Corporation’s request as director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him/her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability, or obligation of any kind in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Director, officer, employee, or agent of the Corporation or of another corporation, partnership, joint venture, trust, or other enterprise at the request of the Corporation, and against amounts paid or incurred by him/her in the settlement thereof.

(b) The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, administrative, legislative, investigative, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(c) No indemnification shall be provided hereunder to a director, officer, employee, or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d) The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph (iv), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

(1) By a majority vote of a quorum of non-party directors who are “not interested persons” of the Corporation (as defined in the 1940 Act); or

(2) By independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

(1) The indemnity provides security for his undertaking;

(2) The Corporation is insured against losses arising by reason of any lawful advances; or

(3) A majority of a quorum of non-party directors who are “not interested" persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.

(g) Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph (iv) of Article 10 shall apply to or affect

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in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

In addition, Voya Variable Portfolios, Inc.’s officers and directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires March 31, 2018.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to directors, officers, and controlling persons of Voya Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, Voya Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Voya Variable Portfolios, Inc. of expenses incurred or paid by a director, officer, or controlling person of Voya Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the shares being registered, Voya Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Pursuant to Indemnification Agreements between the Company and each Independent Director, the Company indemnifies each Independent Director against any liabilities resulting from the Independent Director’s serving in such capacity, provided that the Independent Director has not engaged in certain disabling conduct.

ITEM 16. EXHIBITS

1.	a.	Articles of Amendment and Restatement dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

b.	Articles Supplementary dated August 12, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

c.	Articles Supplementary effective April 29, 2005 (issuance of Class ADV shares) – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

d.	Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

e.	Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

f.	Articles of Amendment dated November 29, 2007 (dissolve ING VP International Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

g.	Articles Supplementary dated November 30, 2007 (establishment of new series – ING WisdomTreeSM Global High-Yielding Equity Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

h.	Articles Supplementary dated February 15, 2008 (establishment of new series – ING International Index Portfolio, ING Lehman Brother Aggregate Bond Index® Portfolio, ING MorningTMStar U.S. Growth Index Portfolio, ING RussellTM Large Cap Index Portfolio, ING RussellTM Mid Cap Index Portfolio, and ING RussellTM Small Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on February 29, 2008 and incorporated herein by reference.

i.	Articles of Amendment effective March 7, 2008 (name change from ING Lehman Brothers Aggregate Bond Index® Portfolio to ING Lehman Brothers U.S. Aggregate Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

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j.	Articles of Amendment effective April 28, 2008 (name change from ING VP Global Science and Technology Portfolio to ING BlackRock Global Science and Technology Portfolio; ING VP Growth Portfolio to ING Opportunistic LargeCap Growth Portfolio; and ING VP Value Opportunity Portfolio to ING Opportunistic LargeCap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

k.	Articles Supplementary dated June 6, 2008 (establishment of new series – ING Russell Global LargeCap Index 85% Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

l.	Articles of Amendment dated July 9, 2008 (establishment of new series – ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

m.	Articles Supplementary dated October 15, 2008 (establishment of new series – ING U.S. Government Money Market Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A Registration Statement on October 30, 2008 and incorporated herein by reference.

n.	Articles Supplementary effective January 23, 2009 (issuance of Service 2 Class shares) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

o.	Articles Supplementary dated February 12, 2009 (issuance of ING Russell Large Cap Index Portfolio – Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

p.	Articles Supplementary dated March 18, 2009 (issuance of ING Hang Seng Index Portfolio, ING Russell Large Cap Growth Index Portfolio, ING Russell Large Cap Value Index Portfolio, ING Russell Large Cap Value Index Portfolio, and ING Russell Mid Cap Growth Index Portfolio – Class ADV, Class I, Class S, and Class S2 shares) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

q.	Articles of Amendment effective May 1, 2009 (name change from ING BlackRock Global Science and Technology Portfolio to ING BlackRock Science and Technology Opportunities Portfolio; ING Lehman Brothers U.S. Aggregate Bond Index Portfolio to ING U.S. Bond Index Portfolio; ING Opportunistic LargeCap Value Portfolio to ING Opportunistic LargeCap Portfolio; ING Russell Global Large Cap Index 85% Portfolio to ING Russell Global Large Cap Index 75% Portfolio; ING VP Index Plus LargeCap Portfolio to ING Index Plus LargeCap Portfolio; ING VP Index Plus MidCap Portfolio to ING Index Plus MidCap Portfolio; ING VP Index Plus SmallCap to ING Index Plus SmallCap; and ING VP Small Company Portfolio to ING Small Company Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

r.	Articles Supplementary dated June 22, 2009 (issuance of ING Dow Jones Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

s.	Articles Supplementary dated July 31, 2009 (increase authorized shares of ING International Index Portfolio and ING Russell Large Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

t.	Articles Supplementary dated August 5, 2009 (increase authorized shares of ING Dow Jones Euro STOXX 50® Index Portfolio, ING Russell Mid Cap Index Portfolio, and ING U.S. Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

u.	Articles of Amendment dated September 21, 2009 (dissolution of ING Opportunistic LargeCap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

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v.	Plan of Liquidation and Dissolution of Series effective October 23, 2009 (liquidation and dissolution of ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

w.	Articles of Amendment, effective October 30, 2009, (name change from ING Nasdaq 100 Index Portfolio to ING NASDAQ 100® Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

x.	Articles of Amendment, effective April 30, 2010, (name change from ING Dow Jones Euro STOXX 50® Index Portfolio to ING Euro STOXX 50® Index Portfolio, and ING Japan Equity Index Portfolio to ING Japan TOPIX Index® Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

y.	Articles of Amendment dated July 20, 2010 (dissolution of Class S2 shares of ING Hang Seng Index Portfolio, ING Russell Large Cap Growth Index Portfolio, and ING Russell Large Cap Value Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

z.	Articles of Amendment dated August 10, 2010 (dissolution of ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

aa.	Articles of Amendment dated September 8, 2010 (dissolution of ING Opportunistic LargeCap Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

bb.	Articles of Amendment dated January 6, 2011 (dissolution of ING U.S. Government Money Market Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

cc.	Articles Supplementary dated January 26, 2011 (issuance of Class ADV and Class I shares of ING Australia Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

dd.	Articles Supplementary dated October 19, 2011 (issuance of ING Emerging Markets Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on November 28, 2011 and incorporated herein by reference.

ee.	Articles of Amendment dated April 13, 2011 (dissolution of ING NASDAQ 100 Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on April 26, 2012 and incorporated herein by reference.

ff.	Articles Supplementary dated December 11, 2008 (classification and designation of Class I shares of ING Russell Large Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

gg.	Articles of Amendment dated June 19, 2009 (dissolution of ING Morningstar U.S. Growth Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

hh.	Plan of Liquidation and Dissolution of Series effective April 7, 2010 with respect to ING RussellTM Global Large Cap Index 75% Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

ii.	Articles of Amendment dated October 17, 2012 (dissolution of ING WisdomTree Global High-Yielding Equity Index Portfolio Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

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jj.	Articles of Amendment dated April 22, 2013 (dissolution of ING BlackRock Science and Technology Opportunities Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

kk.	Articles of Amendment effective July 12, 2013 (name change from ING WisdomTree Global High-Yielding Equity Index Portfolio to ING Global Value Advantage Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

ll.	Articles Supplementary dated August 7, 2013 (increase number of authorized shares of ING U.S. Bond Index Portfolio for Class I) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

mm.	Articles Supplementary dated April 7, 2014 (classification and designation of Class I shares for Voya Global Value Advantage Portfolio and authorizing the increase in number of authorized shares of Class ADV shares of Voya International Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

nn.	Articles of Amendment effective May 1, 2014 (change of names of Registrant and Series) – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

oo.	Articles Supplementary dated September 23, 2014 (classification and designation of Class T shares for Voya Global Value Advantage Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on November 13, 2014 and incorporated herein by reference.

pp.	Articles Supplementary dated November 21, 2014 (increase number of authorized shares of Voya Global Value Advantage Portfolio for Class S) – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 11, 2015 and incorporated herein by reference.

qq.	Articles Supplementary dated June 26, 2015 (increase number of authorized shares of Voya Global Value Advantage Portfolio for Class S) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

rr.	Articles Supplementary dated October 15, 2015 (classification and designation of class R6 shares of Voya Small Company Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on November 19, 2015 and incorporated herein by reference.

ss.	Articles of Amendment effective May 1, 2016 (name change from Voya Global Value Advantage Portfolio to Voya Global Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

tt.	Articles Supplementary dated April 6, 2017 (classification and designation of class P2 shares of Voya Emerging Markets Index Portfolio, Voya International Index Portfolio, Voya Russell Mid Cap Index Portfolio, Voya Russell Small Cap Index Portfolio, and Voya U.S. Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 86 to the Registrant’s Form N-1A Registration Statement on April 27, 2017 and incorporated herein by reference.

uu.	Articles Supplementary dated February 1, 2018 (increasing the number of authorized class P2 shares for Voya U.S. Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

2.	a.	Second Amended and Restated Bylaws – Filed as an Exhibit to the Post-Effective Amendment No. 27 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

i.	Amendment adopted on March 11, 2010, to the Second Amended and Restated By-Laws of Voya Variable Portfolios, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

3.	Not Applicable.

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4.	Agreement and Plan of Reorganization between Voya Multi-Manager Large Cap Core Portfolio, a series of Voya Investors Trust, and Voya Index Plus LargeCap Portfolio, a series of Voya Variable Portfolios, Inc.– Attached as Appendix A to the Proxy Statement/Prospectus.

5.	Instruments Defining Rights of Holders – Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

6.	a.	Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated November 18, 2014 as amended and restated May 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and incorporated herein by reference.

i.	Waiver Letter dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya RussellTM Large Cap Growth Index Portfolio, Voya RussellTM Large Cap Value Index Portfolio, and Voya RussellTM Mid Cap Growth Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

ii.	Waiver Letter dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Australia Index Portfolio, Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

iii.	Side Letter Agreement dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Russell™ Large Cap Growth Index Portfolio and Voya Russell™ Large Cap Value Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

iv.	Waiver Letter dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Emerging Markets Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

v.	Waiver Letter dated May 1, 2018 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Hang Seng Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

b.	Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

i.	Waiver Letter dated May 1, 2018 to the Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 with respect to Voya Australia Index Portfolio, Voya Emerging Markets Index Portfolio, Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

c.	Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 28, 2016 and incorporated herein by reference.

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i.	Amended Schedule A effective May 1, 2018 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

ii.	Side Letter Agreement dated January 1, 2018 (Voya Russell™ Large Cap Index Portfolio, Voya Russell™ Mid Cap Growth Index Portfolio and Voya Russell™ Mid Cap Index Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

iii.	Side Letter Agreement dated May 1, 2018 (Voya International Index Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

iv.	Side Letter Agreement dated May 1, 2018 (Voya Global Equity Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

7.	Distribution Agreement between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

8.	Directors' Deferred Compensation Plan, effective September 15, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

9.	a.	Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.	Amended Exhibit A dated July 14, 2017 to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

b.	Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.	Amended Exhibit A dated July 14, 2017 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

ii.	Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with the Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

c.	Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.	Amended Exhibit A dated July 14, 2017 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

ii.	Amendment, effective October 1, 2011, to Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the

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Registrant’s Form N-1A Registration Statement on November 28, 2011 and incorporated herein by reference.

10.	a.	Fourth Amended and Restated Shareholder Services and Distribution Plan for Class S shares effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

b.	Third Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

i.	Waiver Letter dated May 1, 2018 to the Third Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares effective November 16, 2017 with respect to Voya International Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

c.	Fourth Amended and Restated Shareholder Services and Distribution Plan for Class S2 shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

d.	Amended and Restated Shareholder Servicing Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

e.	Amended and Restated Distribution Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

i.	Waiver Letter dated May 1, 2018 to the Amended and Restated Distribution Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

f.	Third Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for Voya Variable Portfolios, Inc., effective March 9, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

11.	Opinion and Consent of Counsel – Filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on May 16, 2018 and incorporated herein by reference.

12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

13. a.	License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 – Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

b.	Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.	Amended Exhibit A dated July 14, 2017 to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

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ii.	Investment Company Reporting Modernization Services Amendment to Fund Accounting Agreement dated February 1, 2018, to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

c.	Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.	Amended Schedule A dated April 2007 to the Allocation Agreement dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

d.	Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

i.	Amended Schedule A dated April 2007 to the Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

e.	Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

i.	Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

ii.	Amended Exhibit A dated January 20, 2017 to the Transfer Agency Services Agreement dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 26, 2018 and incorporated herein by reference.

14.	Consent of independent registered public accounting firm – Not Applicable.

15.	Not applicable.

16.	Powers of Attorney – Filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on May 16, 2018 and incorporated herein by reference.

17.	Not applicable.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 22nd day of June, 2018.

Voya Variable Portfolios, Inc.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Michael Bell*	Chief Executive Officer	June 22, 2018

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	June 22, 2018

Colleen D. Baldwin*	Director	June 22, 2018

John V. Boyer*	Director	June 22, 2018

Patricia W. Chadwick*	Director	June 22, 2018

Martin J. Gavin*	Director	June 22, 2018

Russell H. Jones*	Director	June 22, 2018

Patrick W. Kenny*	Director	June 22, 2018

Joseph E. Obermeyer*	Director	June 22, 2018

Sheryl K. Pressler*	Director	June 22, 2018

Christopher P. Sullivan*	Director	June 22, 2018

Roger B. Vincent*	Director	June 22, 2018

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Michael Bell, Todd Modic and each Director - Filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on May 16, 2018 and incorporated herein by reference.